OIL AND NATURAL GAS PROPERTIES (Tables)	12 Months Ended
Oct. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF OIL AND NATURAL GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities.

	As of October 31,	As of October 31,
	2024	2023
Oil and gas properties – not subject to amortization	$11,119,119	$9,947,742
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$11,119,119	$9,947,742